Quantitative Information About Recurring Level 3 Fair Value Measurements (Detail) - Fair Value Input Level 3 - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Quantitative Information About Recurring Fair Value Measurements [Line Items]
Fair Value	$ 2,241	$ 2,557	$ 2,801
Valuation Technique	Discounted cash flow	Discounted cash flow	Discounted cash flow
Significant Unobservable Inputs	Discount rate	Discount rate	Discount rate
Range of Inputs, Minimum	1.50%	1.08%	0.79%
Range of Inputs, Maximum	3.34%	2.77%	2.49%